Document and Entity Information	12 Months Ended
Dec. 31, 2021 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2021
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-39109
Entity Registrant Name	Fangdd Network Group Ltd.
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	RM2403-2406, BLDG Qianhai Shimao
Entity Address, Address Line Two	NO. 3040 Xinghai Avenue, Qianhai Shimao Tower
Entity Address, Address Line Three	Nanshan District
Entity Address, City or Town	Shenzhen
Entity Address, Postal Zip Code	518066
Entity Address, Country	CN
Entity Well Known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Current Fiscal Year End Date	--12-31
Auditor Name	KPMG Huazhen LLP
Auditor Firm ID	1186
Auditor Location	Shenzhen, China
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Entity Central Index Key	0001750593
Amendment Flag	false
ADS
Document Information [Line Items]
Title of 12(b) Security	American depositary shares, each representing 25 Class A ordinary shares, par value US$0.0000001 per share
Trading Symbol	DUO
Security Exchange Name	NASDAQ
Class A ordinary shares
Document Information [Line Items]
Title of 12(b) Security	Class A ordinary shares, par value US$0.0000001 per share*
No Trading Symbol Flag	true
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	1,426,450,073
Class B Ordinary shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	619,938,058
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	RM2403-2406, BLDG Qianhai Shimao
Entity Address, Address Line Two	NO. 3040 Xinghai Avenue, Qianhai Shimao Tower
Entity Address, Address Line Three	Nanshan District
Entity Address, City or Town	Shenzhen
Entity Address, Postal Zip Code	518066
Entity Address, Country	CN
Country Region	+86
City Area Code	755
Local Phone Number	2699 8968
Contact Personnel Name	Jiaorong Pan